MORTGAGE SERVICING RIGHTS (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Carrying amount of servicing rights recorded in loans serviced for others	$ 961,823	$ 918,247
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
Unpaid principal balances of mortgage and other loans serviced for others	113,156,000	108,029,000
Carrying amount of servicing rights recorded in loans serviced for others	961,823	918,247	811,783
Discount rate (as a percent)	9.00%	9.00%
Ancillary income per loan annually	48	48
Incremental cost to service per loan annually	$ 43	$ 43
Mortgage servicing rights | Minimum
Servicing Assets at Fair Value [Line Items]
Monthly prepayment speeds (as a percent)	262.00%	260.00%
Mortgage servicing rights | Maximum
Servicing Assets at Fair Value [Line Items]
Monthly prepayment speeds (as a percent)	407.00%	667.00%